OPTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jan. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common shares issued for cash, shares					32,898	10,902	25,000		21,250
Share price						$ 45.60						$ 45.60
Common shares issued for cash							$ 600,000		$ 106,000			$ 1,025,000	$ 1,573,000
Expected term						10 years		5 years	3 years	5 years	5 years
Expected volatility rate						35.13%				44.12%	44.12%
Exercise price						$ 44.00						$ 44.00
Expected dividend rate						1.47%
Purchase shares of common stock	18,641		18,641							18,641	18,641
Aggregate intrinsic value of vested share options	$ 0		$ 0							$ 0	$ 0
Exercise price	$ 20.70		$ 20.70							$ 20.70	$ 20.70
Equity Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based compensation expense			$ 218,000								$ 218,000
Board of Advisory [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options percentage						1.00%
Common shares issued for cash, shares						20,202
Proceeds from offering						$ 5,000,000
Share price						$ 44.00						$ 44.00
Common shares issued for cash						$ 436,908
Options vested percentage						50.00%
Board of Advisory [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options vested percentage	50.00%
Three Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase shares of common stock				18,641
Aggregate intrinsic value of vested share options				$ 155,250
Exercise price				$ 20.70
Stock option, term				5 years
Three Employees [Member] | Subsequent Event [Member] | Equity Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share price		$ 20.70
Stock option, term		5 years